PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Estimated future benefit payments for funded and unfunded plans
2016	$ 582
2017	567
2018	597
2019	616
2020	637
2021-2025	$ 3,397
Assumed health care cost trend rates
Health care cost trend rate assumed for the next year (as a percent)	7.00%	7.50%
Rate at which the cost trend rate is assumed to decline, the ultimate trend rate (as a percent)	5.00%	5.00%
Year in which the rate reaches the ultimate trend rate	2021	2020
Pension benefits
Estimated future benefit payments for funded and unfunded plans
2016	$ 521
2017	504
2018	533
2019	551
2020	570
2021-2025	3,065
Other benefits
Estimated future benefit payments for funded and unfunded plans
2016	61
2017	63
2018	64
2019	65
2020	67
2021-2025	332
Estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, for the period 2016-2020	4
Estimated federal subsidies expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, for the period 2021-2025	3
United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure
Contributions expected to be made in next fiscal year	$ 512